1933 Act
                                                                     Rule 497(j)

May 7, 2004                                                            VIA EDGAR
                                                                       ---------




Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE:      Phoenix Life Variable Accumulation Account
         Phoenix Life Insurance Company
         Registration Nos. 333-82916 and 811-03488


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information do not materially differ from those contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 2004.

If you have any questions concerning this filing, please call the undersigned at
(860) 403-5246.


Very truly yours,

/s/ Matthew A. Swendiman
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Matthew A. Swendiman, Counsel